Victory Portfolios III

Victory Aggressive Growth Fund

(the “Fund”)

Supplement dated July 3, 2025, to the Fund’s

Summary Prospectus and Prospectus dated September 1, 2024, as Supplemented

Effective immediately, NewBridge Asset Management (“NewBridge”) will no longer manage a portion of the Fund. Therefore, all references to NewBridge in the Summary Prospectus and Prospectus are hereby deleted.

In connection with the change described herein, the Fund could experience higher portfolio turnover and higher transaction costs than normal as the portfolio management teams realign the Fund’s portfolio to reflect the investment techniques and philosophy. This realignment could take place during a disadvantageous time and also could result in higher capital gains and distributions, which could affect the tax efficiency of the Fund negatively. In addition, the Fund may not be fully invested under its investment program while the realignment takes place, which may negatively impact the Fund’s performance.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Capital Growth Fund

(the “Fund”)

Supplement dated July 3, 2025, to the Fund’s

Summary Prospectus and Prospectus dated September 1, 2024, as Supplemented

Effective immediately, Sophus Capital (“Sophus”) will no longer manage a portion of the Fund. Therefore, all references to Sophus in the Summary Prospectus and Prospectus are hereby deleted.

In connection with the change described herein, the Fund could experience higher portfolio turnover and higher transaction costs than normal as the portfolio management teams realign the Fund’s portfolio to reflect the investment techniques and philosophy. This realignment could take place during a disadvantageous time and also could result in higher capital gains and distributions, which could affect the tax efficiency of the Fund negatively. In addition, the Fund may not be fully invested under its investment program while the realignment takes place, which may negatively impact the Fund’s performance.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Small Cap Stock Fund

(the “Fund”)

Supplement dated July 3, 2025, to the Fund’s

Summary Prospectus and Prospectus dated September 1, 2024, as Supplemented

Effective immediately, THB Asset Management (“THB”) will no longer manage a portion of the Fund. Therefore, all references to THB in the Summary Prospectus and Prospectus are hereby deleted.

In connection with the change described herein, the Fund could experience higher portfolio turnover and higher transaction costs than normal as the portfolio management teams realign the Fund’s portfolio to reflect the investment techniques and philosophy. This realignment could take place during a disadvantageous time and also could result in higher capital gains and distributions, which could affect the tax efficiency of the Fund negatively. In addition, the Fund may not be fully invested under its investment program while the realignment takes place, which may negatively impact the Fund’s performance.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III
Victory Aggressive Growth Fund	Victory Science & Technology Fund
Victory Capital Growth Fund	Victory Short-Term Bond Fund
Victory Growth Fund	Victory Small Cap Stock Fund
Victory Growth & Income Fund	Victory Value Fund
Victory Income Fund	Victory Extended Market Index Fund
Victory Income Stock Fund	Victory 500 Index Fund
Victory Core Plus Intermediate Bond Fund	Victory Nasdaq-100 Index Fund
Victory High Income Fund	Victory Global Managed Volatility Fund
Victory Money Market Fund	Victory Ultra Short-Term Bond Fund

Supplement dated July 3, 2025, to the

Statement of Additional Information (“SAI”) dated September 1, 2024, as supplemented

Effective immediately, NewBridge Asset Management (“NewBridge”), Sophus Capital (“Sophus”), and THB Asset Management (“THB”) will no longer be franchises. Therefore, all references to Newbridge, Sophus, and THB in the SAI are hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.